Consolidated Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 3,448,147	$ 3,226,680
Prepaid expenses and deposits	786,273	332,611
Trade and other receivable	28,272	18,921
	4,262,692	3,578,212
Prepaid expenses and deposits	566,832	690,374
Property and equipment	371,157	289,034
Intangible assets	15,141	17,938
	5,215,822	4,575,558
Current liabilities:
Accounts payable and accrued liabilities	828,737	734,431
Shareholder loans payable		6,726
	828,737	741,157
Shareholders' equity:
Capital stock, unlimited common shares authorized without par value, issued and outstanding: 90,225,869 common shares (2016 - 83,964,569)	18,244,659	10,189,973
Additional paid-in capital	1,768,526	1,205,456
Accumulated deficit	(15,626,100)	(7,561,028)
	4,387,085	3,834,401
	$ 5,215,822	$ 4,575,558